United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10577

                  Alliance New York Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


Alliance New York
Municipal Income Fund

Semi-Annual Report
April 30, 2003

[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 9, 2003

Semi-Annual Report
This report provides management's discussion of fund performance for Alliance New York Municipal Income Fund's (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies
The Fund is a closed-end management investment company designed to provide high current income exempt from regular federal income tax and New York State and New York City income tax. The Fund normally invests at least 75% of its assets in investment grade municipal securities.

Investment Results
The following table provides performance data for the Fund and its benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended April 30, 2003. For comparison, returns for the Lipper New York Municipal Debt Funds Average are also included.


   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

================================================================================
                                                               Returns
================================================================================
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
   Alliance New York Municipal Income Fund (NAV)        3.40%           10.49%
--------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index                 3.59%            8.49%
--------------------------------------------------------------------------------
   Lipper New York Municipal Debt Funds Average         3.86%           10.19%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the Fund's net asset value (NAV) as of April 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. The Lipper New York Municipal Debt Funds Average is comprised of leveraged closed-end funds with generally similar investment objectives to Alliance New York Municipal Fund, although some may have different investment policies. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance New York Municipal Income Fund.

Investment Results
For the past six months ended April 30, 2003, the municipal bond market posted positive returns. While the Fund generated a positive return as well, it performed in line with its benchmark, the Lehman Brothers Municipal Bond Index, and underperformed its Lipper peer group average, the Lipper New York Municipal Debt Funds Average. The Fund's underperformance is largely attributable to the sharp decline in value of a hospital bond position in the Fund's portfolio. This price decline coincided with a credit rating downgrade. We continue to hold the position and are monitoring the underlying credit closely. The Fund's relative per-

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                                     ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 1
formance was aided by its relative underweight position in tobacco settlement revenue bonds.

Over the past 12 months, municipal bond yields declined substantially. This resulted in strong positive price performance for the municipal bond market. For the 12 months, the Fund outperformed both the Lehman Brothers Municipal Bond Index and the Lipper peer group average. The Fund's stronger performance may be attributed to its overall high average credit quality, which is currently AA. In addition, the Fund's underweight position in tobacco settlement revenue bonds also helped its performance.

Market Review and Investment Strategy
The pace of municipal issuance continues to be quite strong. Year-to-date issuance has totaled $145.6 billion--an increase of almost 14% from the same period in 2002. This high level of issuance has impaired municipal price performance relative to the taxable bond market. State and local governments are currently mired in their worst financial crises in decades. Policy makers are debating how much to cut expenses and raise taxes to close their projected budget shortfalls. The Center on Budget and Policy Priorities estimates that states' collective projected budget deficits could reach $85 billion in fiscal year 2004. Two states, California and Oregon, were recently downgraded by Moody's Investors Service, and 16 more continue to have "negative" outlooks, meaning they are at risk for being downgraded, as well. The Fund has minimal general obligation exposure and, therefore, has generally been sheltered from the recent credit spread widening affecting these bonds.

Investment activity over the past six months focused on improving the credit quality of the Fund. The Fund's exposure to the industrial development and tobacco settlement sectors was reduced over the period and replaced by higher credit quality bonds. In an effort to maintain a low cost of leverage, one series of its variable rate preferred stock was reset into an extended rate mode expiring in December, 2003. One other series had been previously reset into extended rate mode expiring in August, 2004. The remaining two series continue to reset on a weekly basis.


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2 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                       Standard    Principal
                                       & Poor's       Amount
                                        Ratings        (000)            Value
-----------------------------------------------------------------------------
MUNICIPAL BONDS-160.3%

Long-Term Municipal Bonds-150.1%
Arizona-3.1%
Arizona Hlth Fac Auth
  (Phoenix Childrens Hosp) Ser 02A
  6.00%, 2/15/32(a)..................       A3       $ 3,300   $    2,232,846
                                                               --------------
District of Columbia-1.3%
District of Columbia Tobacco
  Settlement Bonds Ser 01
  6.25%, 5/15/24.....................       A-           930          907,860
                                                               --------------
Florida-6.2%
Lee Cnty Comm Dev
  (Miromar Lakes) Ser 00A
  7.25%, 5/01/12.....................       NR         1,905        2,041,246
Tallahassee Comm Dev
  (South Wood) Ser 01A-2
  6.85%, 5/01/31.....................       NR         1,230        1,279,298
West Palm Beach Comm Dev
  (Hamal Dist) Ser 01
  6.65%, 5/01/21.....................       NR         1,085        1,107,763
                                                               --------------
                                                                    4,428,307
                                                               --------------
New York-127.3%
Columbia Cnty IDA Hlth Fac
  (Hudson Valley Care) FHA/GNMA
  Ser 02A
  6.875%, 3/20/37(a).................      Aaa         3,400        3,948,386
Hempstead HGR Ed
  (Adelphi Univ Civic Fac) Ser 02
  5.50%, 6/01/32.....................       A-         1,945        2,032,467
Madison Cnty Hlth Fac
  (Oneida Health Systems)
  Asset Gty Ser 01
  5.35%, 2/01/31.....................       AA         1,500        1,599,300
Nassau Cty Hlth Fac
  (Nassau Hlth Sys Rev) FSA Ser 99
  5.75%, 8/01/29.....................      AAA         2,400        2,670,024
New York City GO
  Ser 01B
  5.50%, 12/01/31....................        A         5,000        5,207,750
New York City Hsg Dev Corp MFHR
  (Rental Hsg) Ser 02A AMT
  5.50%, 11/01/34....................       AA         1,250        1,282,963


--------------------------------------------------------------------------------
                                     ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 3

                                       Standard    Principal
                                       & Poor's       Amount
                                        Ratings         (000)          Value
-----------------------------------------------------------------------------
New York City Ed Fac
  (Magen David Yeshivah Proj)
  ACA Ser 02
  5.70%, 6/15/27.....................        A       $ 2,500     $  2,643,275
New York City Muni Wtr Fin Auth
  Wtr & Swr Sys Rev Ser 02A
  5.125%, 6/15/34....................       AA         5,000        5,152,050
New York City Spec Fac
  (Brooklyn Navy Yard) Ser 97 AMT
  5.75%, 10/01/36....................     BBB-         6,000        5,588,940
New York City Spec Fac
  (Museum of Modern Art) AMBAC
  Ser 01D
  5.125%, 7/01/31....................      AAA         5,000        5,201,600
New York NY GO
  Ser 03
  5.75%, 3/01/17.....................        A         1,200        1,299,108
New York St Hsg Fin Agy
  Personal Income Tax Rev
  5.00%, 3/15/33.....................       AA         2,000        2,043,640
New York State Dorm Auth Hlth Fac
  (Mental Hlth Svcs Facs Impt)
  MBIA
  5.25%, 8/15/31.....................      AAA         5,500        5,739,580
New York State Dorm Auth Hlth Fac
  (Willow Towers Inc. Proj) GNMA
  Ser 02
  5.40%, 2/01/34.....................      AAA         2,500        2,611,250
New York State Hsg Fin Agy MFHR
  (Patchogue Apts) SONYMA
  Ser 02A AMT
  5.35%, 2/15/29(a)..................      Aa1         2,090        2,153,264
New York State Metro Trans Auth
  Trans Rev Bonds Ser 02A
  5.125%, 11/15/31...................        A         5,500        5,626,885
New York State Mtg Agy SFMR
  Homeowner Mort Ser 24 AMT
  6.125%, 10/01/30(a)................      Aaa           850          871,156
New York State Mtg Agy SFMR
  Homeowner Mort Ser 29 AMT
  5.45%, 4/01/31(a)..................      Aaa        11,000       11,261,690
New York State UDC Spl Tax
  (Empire State) Ser 02A
  5.25%, 3/15/32.....................       AA         5,000        5,171,500
Niagara Cnty Ed Fac
  (Niagara University Proj) Radian
  Ser 01A
  5.40%, 11/01/31....................       AA         1,435        1,484,522


-----------------------------------------------------------------------------
4 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

                                       Standard    Principal
                                       & Poor's       Amount
                                        Ratings        (000)            Value
-----------------------------------------------------------------------------
Onondaga Cnty IDA Airport Fac
  (Cargo ACQ GRP) Ser 02 AMT
  6.125%, 1/01/32(a).................     Baa3      $  1,000     $  1,014,820
Suffolk Cnty IDR
  (Nissequogue Cogen Partners)
  Ser 98 AMT
  5.50%, 1/01/23.....................       NR         3,740        3,416,864
Triborough Bridge & Tunnel Auth
  General Purpose Rev MBIA Ser 02
  5.00%, 11/15/32....................      AAA         2,000        2,058,020
Triborough Bridge & Tunnel Auth
  General Purpose Rev Ser 02A
  5.00%, 1/01/32.................. ..      AA-         5,000        5,101,800
  5.125%, 1/01/31................. ..                  2,500        2,572,900
Troy Hsg Dev Corp MFHR
  (Ninth St #2) FHA Ser 90B
  8.10%, 2/01/24.....................      AAA         1,080        1,092,960
Yonkers IDA Health Fac
  (Malotz Pavilion Proj) MBIA Ser 99
  5.65%, 2/01/39.....................      AAA         1,200        1,276,440
                                                               --------------
                                                                   90,123,154
                                                               --------------
Puerto Rico-12.2%
Puerto Rico Elec Power Auth Rev
  Elec Util XLCA Ser 02-2
  5.25%, 7/01/31.....................      AAA         3,050        3,206,679
Puerto Rico Hsg Fin Corp. SFMR
  Home Mtg Rev GNMA
  Ser 01C AMT
  5.30%, 12/01/28....................      AAA         1,975        2,043,360
Puerto Rico Hwy & Trans Auth
  Trans Rev Ser 02D
  5.375%, 7/01/36....................        A         3,250        3,364,984
                                                               --------------
                                                                    8,615,023
                                                               --------------
Total Long-Term Municipal Bonds
  (cost $103,472,530)................                             106,307,190
                                                               --------------
Short-Term Municipal Notes(b)-10.2%
New York-10.2%
New York City TFA
  Recovery Bonds Ser 02B-3
  1.35%, 11/01/22......................   A-1+         5,600        5,600,000
New York NY GO
  Ser 94-E5
  1.40%, 8/01/16.......................   A-1+         1,600        1,600,000
                                                               --------------
Total Short-Term Municipal Notes
  (cost $7,200,000)....................                             7,200,000
                                                               --------------


-----------------------------------------------------------------------------
                                     ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 5

                                                                        Value
-----------------------------------------------------------------------------
Total Investments-160.3%
   (cost $110,672,530).............................            $  113,507,190
Other assets less liabilities-3.2%.................                 2,284,248
Preferred Stock, at redemption
  value-(63.5%) ...................................               (45,000,000)
                                                               --------------
Net Assets Applicable to Common
  Shareholders-100%(c).............................            $   70,791,438
                                                               --------------


(a) Moody's or Fitch Rating.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.

    Glossary of Terms:
    ACA   American Capital Access Financial Guaranty Corporation
    AMBAC American Municipal Bond Assurance Corporation
    AMT   Alternative Minimum Tax- (subject to)
    FHA   Federal Housing Administration
    FSA   Financial Security Assurance, Inc.
    GNMA  Government National Mortgage Association
    GO    General Obligation
    IDA   Industrial Development Authority
    IDR   Industrial Development Revenue
    MBIA  Municipal Bond Investors Assurance
    MFHR  Multi-Family Housing Revenue
    NR    Rating not applied for
    SFMR  Single Family Mortgage Revenue
    UDC   Urban Development Corporation
    XLCA  XL Capital Assurance
    See notes to financial statements.


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6 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $110,672,530) .................................      $ 113,507,190
Interest receivable....................................          1,630,994
Receivable for investment securities sold..............          1,364,957
Receivable due from Adviser............................             60,198
Prepaid expenses.......................................            119,317
                                                             -------------
Total assets...........................................        116,682,656
                                                             -------------
Liabilities
Due to custodian.......................................            393,580
Dividends payable--common shares.......................            369,242
Dividends payable--preferred shares....................             63,468
Advisory fee payable...................................             18,929
Accrued expenses and other liabilities.................             45,999
                                                             -------------
Total liabilities......................................            891,218
                                                             -------------
Preferred Stock, at redemption value
  $.001 par value per share; 1,800 shares
  Auction Preferred Stock authorized, issued and
  outstanding at $25,000 per share liquidation
  preference...........................................         45,000,000
                                                             -------------
Net Assets Applicable to Common Shareholders...........      $  70,791,438
                                                             -------------
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.001 par value per share;
  1,999,998,200 shares authorized,
  4,826,667 shares issued and outstanding..............     $        4,827
Additional paid-in capital.............................         68,368,938
Undistributed net investment income....................             32,079
Accumulated net realized loss on investment
  transactions.........................................           (449,066)
Net unrealized appreciation of investments.............          2,834,660
                                                             -------------
Net Assets Applicable to Common Shareholders...........      $  70,791,438
                                                             -------------
Net Asset Value Applicable to Common Shareholders
   (based on 4,826,667 common shares outstanding)......             $14.67
                                                                    ------


See notes to financial statements.


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                                     ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 7

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Interest................................                   $     3,056,632
Expenses
Advisory fee............................ $       372,622
Auction Preferred Stock--auction
  agent's fees..........................          56,074
Audit and legal.........................          49,351
Custodian...............................          34,391
Directors' fees and expenses............          15,000
Printing................................          14,479
Registration fees.......................          11,201
Transfer agency.........................           8,791
Miscellaneous...........................          19,980
                                         ---------------
Total expenses..........................         581,889
Less: expenses waived by the Adviser
  (see Note B)..........................        (171,979)
                                         ---------------
Net expenses............................                           409,910
                                                           ---------------
Net investment income...................                         2,646,722
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized loss on investment
  transactions..........................                          (328,863)
Net change in unrealized
  appreciation/depreciation
  of investments........................                           255,646
                                                           ---------------
Net loss on investment transactions.....                           (73,217)
                                                           ---------------
Dividends to Auction Preferred
Shareholders from
Net investment income...................                          (378,044)
                                                           ---------------
Net Increase in Net Assets Applicable
to Common Shareholders Resulting
from Operations.........................                   $     2,195,461
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
8 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS


                                            Six Months       January 29,
                                               Ended          2002(a) to
                                          April 30, 2003     October 31,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income................... $     2,646,722   $     3,300,084
Net realized loss on investment
  transactions..........................        (328,863)         (120,203)
Net change in unrealized
  appreciation/depreciation
  of investments........................         255,646         2,579,014
Dividends to Auction Preferred
Shareholders from
Net investment income...................        (378,044)         (367,327)
                                         ---------------   ---------------
Net increase in net assets applicable
  to Common Shareholders resulting
  from operations.......................       2,195,461         5,391,568
Dividends to Common Shareholders from
Net investment income...................      (2,215,438)       (2,953,918)
Common Stock Transactions
Net increase............................              -0-       68,273,760
                                         ---------------   ---------------
Total increase (decrease)...............         (19,977)       70,711,410
Net Assets Applicable to Common
Shareholders
Beginning of period.....................      70,811,415           100,005
                                         ---------------   ---------------
End of period........................... $    70,791,438   $    70,811,415
                                         ---------------   ---------------


(a) Commencement of Operations.
    See notes to financial statements.


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                                     ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 9

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A
Significant Accounting Policies
Alliance New York Municipal Income Fund, Inc. (the "Fund"), was incorporated in the state of Maryland on November 9, 2001 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. Prior to the commencement of operations on January 29, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 6,667 shares in the amount of $100,005 on January 23, 2002. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reporting amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amor-


--------------------------------------------------------------------------------
10 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND tized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fees and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive a portion of its fees or reimburse the Fund for expenses in the amount of 0.30% of the Fund's average daily net assets for the first 5 full years of the Fund's operations, 0.25% of the Fund's average daily net assets in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9, and 0.05% in year 10. For the period ended April 30, 2003, the amount of such fees waived was $171,979.


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                                    ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 11

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relateing to servicing phone inquiries for the Fund. During the period ended April 30, 2003, there was no reimbursement paid to AGIS.

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities................... $     4,176,922   $    11,821,520
U.S. government securities..............              -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation..........................     $   4,261,920
Gross unrealized depreciation..........................        (1,427,260)
                                                            -------------
Gross unrealized appreciation..........................     $   2,834,660
                                                            -------------

NOTE D
Distributions To Common Shareholders
The tax character of distributions to be paid to common shareholder for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid to common shareholders during the period ended October 31, 2002 were as follows:

                                                                2002
                                                           --------------
Distributions paid from:

   Ordinary income.....................................     $       9,396
   Tax exempt income...................................         2,575,282
                                                            -------------
Total distributions paid...............................     $   2,584,678(a)
                                                            -------------


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12 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

As of October 31, 2002, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Undistributed tax exempt income........................     $     387,545
Accumulated capital and other losses...................          (103,953)(b)

Unrealized appreciation/(depreciation).................         2,562,764(c)
                                                            -------------
Total accumulated earnings/(deficit)...................     $   2,846,356
                                                            -------------

(a) Total distributions paid differ from the statement of changes in net assets applicable to common shareholders because for tax purposes dividends are recognized when actually paid.
(b) On October 31, 2002, the Fund had a net capital loss carryforward of $103,953, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.
(c) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Common Stock
The Fund has 1,999,998,200 shares of $.001 par value common stock authorized. There are 4,826,667 shares of common stock outstanding at April 30, 2003, of which the Adviser owns 6,667 shares. In addition to the shares issued to the Adviser, an initial public offering of the Fund's shares resulted in the issuance of 4,575,000 shares. Also, the Fund issued an additional 245,000 shares in connection with the exercise by the underwriters of the over-allotment option.

NOTE F
Preferred Stock
The Fund has authorized, issued and outstanding 1,800 shares of Auction Preferred Stock, consisting of 900 shares each of Series M and Series T. The preferred shares have a liquidation value of $25,000 per share plus accumulated, unpaid dividends. The dividend rate on the Auction Preferred Stock may change generally every 7 days as set by the auction agent for the Series T. The dividend rate on the Series M is 1.935% effective through August 25, 2004. The dividend rate on the Series T is 1.45% effective through December 17, 2003.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $25,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.


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                                    ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 13

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.


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14 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                                       Six Months
                                                            Ended    January 29,
                                                        April 30,     2002(a) to
                                                             2003    October 31,
                                                      (unaudited)           2002
                                                      --------------------------
Net asset value, beginning of period.................      $14.67      $14.33
                                                      --------------------------
Income From investment Operations
Net investment income(b)(c)..........................         .55         .69
Net realized and unrealized gain on investment
  transactions                                               (.01)        .50
Dividends to preferred shareholders from
  Net investment income (common stock
   equivalent basis) ................................        (.08)       (.08)
                                                      --------------------------
Net increase in net asset value from operations......         .46        1.11
Less: Dividends to common shareholders from
  Net investment income..............................        (.46)       (.61)
Common stock offering costs..........................          -0-       (.03)
Preferred stock offering costs and sales load........          -0-       (.13)
                                                      --------------------------
Net asset value, end of period.......................      $14.67      $14.67
                                                      --------------------------
Market value, end of period..........................      $13.74      $13.63
                                                      --------------------------
Total Return
Total investment return based on:(d)
  Market value.......................................        4.27%      (5.08)%
  Net asset value....................................        3.40%       6.90%
Ratios/Supplemental Data:
Net assets applicable to common shareholders,
  end of period (000's omitted)......................     $70,791     $70,811
Preferred Stock, at redemption value ($25,000 per
  share liquidation preference) (000's omitted)......     $45,000     $45,000
Ratios to average net assets applicable to common
  shareholders of:(e)
  Expenses, net of fee waivers(f)....................        1.17%       1.13%
  Expenses, before fee waivers(f)....................        1.66%       1.58%
  Net investment income, before preferred stock
  dividends(c)(f)                                            7.56%       6.29%
  Preferred stock dividends..........................        1.08%        .70%
  Net investment income, net of preferred stock
  dividends(c)                                               6.48%       5.59%
Portfolio turnover rate..............................           4%         10%
Asset coverage ratio.................................         257%        257%


See footnote summary on page 16.


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                                    ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 15

(a) Commencement of operations. Net asset value immediately after the closing of the first public offering was $14.30.
(b) Based on average shares outstanding.
(c) Net of fees waived by the Adviser.
(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of the period. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) These expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.


--------------------------------------------------------------------------------
16 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

ADDITIONAL INFORMATION
(unaudited)

Supplemental Proxy Information
The Annual Meeting of Shareholders of Alliance New York Municipal Income Fund, Inc. was held on March 20, 2003. The description of each proposal and number of shares voted at the meeting are as follows:



                                                                 Authority
                                                   Voted For     Withheld
================================================================================
1. To elect Directors:  Class One Directors
                        (term expires 2004)
                        Clifford L. Michel           4,096,829    117,496
                        Donald J. Robinson           4,092,144    122,181
                        John H. Dobkin               4,093,494    120,831

                        Class Two Directors
                        (term expires 2005)
                        William H. Foulk, Jr.        4,090,194    124,131
                        David Dievler                4,090,871    123,454

                        Class Three Director
                        (term expires 2006)
                        John D.Carifa                4,094,171    120,154

2. To elect Directors
   for the Preferred
   stockholders:        Class One Directors
                        (term expires 2004)
                        Clifford L. Michel               1,526          0
                        Donald J. Robinson               1,526          0
                        John H. Dobkin                   1,526          0

                        Class Two Directors
                        (term expires 2005)
                        Dr. James Hester                 1,526          0
                        William H. Foulk, Jr.            1,526          0
                        David Dievler                    1,526          0

                        Class Three Directors
                        (term expires 2006)
                        Ruth Block                       1,526          0
                        John D.Carifa                    1,526          0


--------------------------------------------------------------------------------
                                    ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 17

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson, III Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent,Dividend Paying
Agent and Registrar
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011


(1) Member of the Audit Committee.

--------------------------------------------------------------------------------
18 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS



U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund

Taxable Bond Funds (continued)
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.

--------------------------------------------------------------------------------
                                    ALLIANCE NEW YORK MUNICIPAL INCOME FUND o 19

SUMMARY OF GENERAL
INFORMATION


Shareholder Information
Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction Section of newspapers each day, under the designation "ACMMSI." The Fund's NYSE trading symbol is "AYN." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Bond Funds."

Dividend Reinvestment Plan
A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company at (800) 219-4218.


--------------------------------------------------------------------------------
20 o ALLIANCE NEW YORK MUNICIPAL INCOME FUND

Alliance New York Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


NYMSR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003